Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Income Taxes [Line Items]
Income tax expenses	$ 996	$ 438	$ 2,146
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	$ 164,724	$ 186,977	$ 190,252	$ 164,724
Dividend withholding taxes	10,261
Expired operating loss carry forwards	17	3,280	7,028	17
Income taxes affected by expired operating loss carry forward	4	585	1,241
Without the tax exemption and preferential tax rates, decreased in income tax expense	$ 333	$ 99	$ 94
Without the tax exemption and preferential tax rates, decrease in basic and diluted earnings per share	$ 0.00	$ 0.00	$ 0.00
Unrecognized tax benefits	$ 0	$ 0	$ 0	0
HONG KONG
Income Taxes [Line Items]
Income tax expenses	0	$ 0	$ 0
Expire from 2016 through 2020
Income Taxes [Line Items]
Expired operating loss carry forwards	$ 41,358			$ 41,358
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards, expiration period	2016
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards, expiration period	2020
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Income Taxes [Line Items]
Unified statutory income tax rate under new EIT law				15.00%
Preferential income tax rate	15.00%	15.00%	15.00%
HNTE
Income Taxes [Line Items]
Preferential income tax rate	15.00%